Establishment and operations (Tables)	12 Months Ended
Dec. 31, 2022
Establishment and operations,
Schedule of proceeds raised and issuance costs incurred related to the Business Combination

	Number of
	shares	USD
Public shares outstanding	34,500,000	345,000,000
Shares redeemed	(29,175,999)	(291,759,990)
Shares issued to SPAC public investors (Note 35)	5,324,001	53,240,010
Shares converted for SPAC founders (Note 35)	8,625,000	—
	13,949,001	53,240,010

Cash from reverse recapitalization	—	53,240,010
SPAC reverse recapitalization professional fees	—	(20,906,209)
Net proceeds from reverse recapitalization	—	32,333,801

Summary of Consolidated subsidiaries

	Country of	Legal ownership %		Principal
Company name	incorporation	31-Dec-22	31-Dec-21	business activities
Swvl Inc.	British Virgin Islands	100%	—	Holding company
Pivotal Merger Sub Company I	Cayman Islands	100%	—	Merger entity
Swvl Global FZE	UAE	100%	100%	Headquarters and management activities
Swvl for Smart Transport Applications and Services LLC	Egypt	99.80%	99.80%	Providing a technology
Swvl Technologies FZE	UAE	100%	100%	platform to enable
Swvl Saudi for Information Technology	Kingdom of Saudi Arabia	100%	100%	passenger transportation
Urbvan mobility ltd., a direct subsidiary of Swvl Global FZE.	Cayman entity	100%	—	Holding company
Urbvan intermediate holdings, llc, a subsidiary of Urbvan mobility ltd.	Delaware, USA	100%	—
Commute technologies s.a.p.i. de c.v., a subsidiary of Urbvan mobility ltd.	Mexico	100%	—
Urbvan commute operations s.a.p.i. de c.v., a subsidiary of Urbvan mobility ltd.	Mexico	100%	—	Providing a technology
Ops transit mobility, s.a. de c.v., a subsidiary of Urbvan mobility ltd.	Mexico	100%	—	platform to enable
ID vans, s.a.p.i. de c.v., a subsidiary of Urbvan mobility ltd.	Mexico	100%	—	passenger transportation
Admin mobility, s.a. de c.v., a subsidiary of Urbvan mobility ltd.	Mexico	100%	—

ii)	Discontinued operations

	Country of	Legal ownership %		Principal
Company name	incorporation	31-Dec-22	31-Dec-21	business activities
Swvl Pakistan (Private) Ltd.	Pakistan	99.99%	99.99%
Swvl NBO Limited	Kenya	100%	100%
Swvl Technologies Ltd.	Kenya	100%	100%	Providing a technology
Smart Way Transportation LLC (i)	Jordan	—	—	platform to enable
Swvl My For Information Technology SDN BHD	Malaysia	100%	100%	passenger transportation
Shotl Transportation, S.L.	Spain	55%	55%
Viapool Inc. (ii), a direct subsidiary of Swvl Global FZE	Delaware, USA	51%	—	Holding company
Movilidad Digital SAS (ii), a subsidiary of Viapool, Inc.	Argentina	51%	—
Viapool SRL (ii), a subsidiary of Viapool, Inc.	Argentina	51%	—	Providing a technology
Viapool SPA (ii), a subsidiary of Viapool, Inc.	Chile	51%	—	platform to enable
Swvl Brasil Tecnologia LTDA (ii), a subsidiary of Viapool, Inc.	Brazil	51%	—	passenger transportation
Swvl Germany GmbH (formerly “Blitz B22-203 GmbH”) (iii), a direct subsidiary of Swvl Inc.	Germany	100%	—	Holding company
Door2Door GmbH (iii), a subsidiary of Swvl Germany GmbH	Germany	100%	—	Providing a technology platform to enable passenger transportation
Volt Lines B.V. (iv), a direct subsidiary of Swvl Global FZE.	Netherlands	100%	—	Holding company
Volt Lines Akilli Ulasim Teknolojileri ve Tasimacilik AS (iv), a subsidiary of Volt Lines B.V.	Turkey	100%	—	Providing a technology platform to enable
Volt Lines MENA limited (iv), a subsidiary of Volt Lines B.V.	UAE	100%	—	passenger transportation

In certain cases, the Group is required to have a resident as one of the shareholders besides the Parent Company to comply with local laws and regulations. However, in such cases, the Group continues to remain the economic beneficiary of the shareholding held by such resident shareholder and therefore is said to have a “beneficial ownership” of such non-controlling interests, except as indicated.

(i)	The Parent Company’s subsidiary Smart Way Transportation LLC (Jordan) was incorporated during the year ended 31 December 2021. The subsidiary is currently legally owned by a member of the Group’s management and is in the process of a legal ownership transfer to the Group. During the year, the Group's board of directors resolved to discontinue the subsidiary's operations (Note 34). The subsidiary has been consolidated at 31 December 2022 based on the beneficial ownership and effective control.

ii)	Discontinued operations (Continued)

(ii)	The Parent Company acquired 51% of the shares of Viapool Inc., a company based in Delaware, USA (Note 7) and holding each of Movilidad Digital SAS, Viapool SRL, Viapool SPA and Swvl Brasil Tecnologia LTDA. As part of the Group portfolio optimization program, it was decided later in 2022, that Viapool Inc. and its subsidiaries to be liquidated (Note 34).
(iii)	The Parent Company acquired 100% of the shares of Blitz B22-203 GmbH, a company based in Germany (Note 7), and subsequently Blitz B22-203 GmbH acquired 100% of the shares of Door2Door GmbH. As part of the Group portfolio optimization program, it was decided later in 2022 that both companies to file for insolvency, which was formally proceeded subsequently in 2023 (Note 34).
(iv)	The Parent Company acquired 100% of the shares of Volt Line BV, a company based in Netherlands (Note 7) and holding each of Volt Lines Akilli Ulasim Teknolojileri ve Tasimacilik AS and Volt Lines MENA limited. As part of the Group portfolio optimization program, Volt line BV and its subsidiaries was decided to be sold during 2022, which was consummated subsequently in 26th January 2023 (Note 34).
(v)	The Parent Company acquired 100% of the shares of Urbvan Mobility Ltd., a company incorporated under the laws of Mexico (Note 7) and holding each of Urbvan Intermediate Holdings, based in Delaware, Commute Technologies S.A.P.J and Urbvan Commute Operation S.A.P.J, both based in Mexico.